SUPPLEMENT DATED JANUARY 3, 2017 TO THE

STATEMENT OF ADDITIONAL INFORMATION DESCRIBED BELOW

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

Statement of Additional Information dated November 30, 2016

This Supplement contains new and additional information and should be read in connection with the Statement of Additional Information.

Mr. Orlin W. Backes retired from the Board of Trustees of Integrity Managed Portfolios on December 31, 2016.

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The information set forth in the Statement of Additional Information (including without limitation the information under the heading “Management of the Funds”) is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.